Retirement Savings Plan	12 Months Ended
Dec. 31, 2014
Retirement Savings Plan

11. Retirement Savings Plan

The Company has a 401(k) retirement plan in which all of its employees are eligible to participate. The Company contributed $194,000, $275,000 and $454,000 to the plan for the years ended December 31, 2014, 2013 and 2012, respectively. The Company matched employee contributions to the plan, on a per employee basis, up to 4% of each employee’s wages, subject to statutory limits, for each of the years ended December 31, 2014, 2013 and 2012.